Segments (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 40,762,456	¥ 290,297,984	¥ 203,548,005	¥ 487,938,864
Cost of revenues	(31,572,751)	(224,851,661)	(129,296,306)	(264,679,547)
Gross profit	9,189,705	65,446,323	74,251,699	223,259,317
Total Assets	224,653,220		160,559,203		¥ 1,614,897,212
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		128,892,235	68,345,506	153,996,658
Cost of revenues		(106,682,488)	(59,562,014)	(125,805,732)
Gross profit		22,209,747	8,783,492	28,190,926
Depreciation and amortization		(363,432)	(6,161,834)	(2,761,207)
Total capital expenditures		(11,927)	(774,615)	(1,821,918)
Total Assets	220,212,293		142,626,614		1,582,974,051
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Revenues		161,405,749	135,202,499	333,942,206
Cost of revenues		(118,169,173)	(69,734,292)	(138,873,815)
Gross profit		43,236,576	65,468,207	195,068,391
Depreciation and amortization		(455,109)		(4,083,030)
Total capital expenditures
Total Assets	$ 4,440,927		17,932,589		¥ 31,923,161
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues		290,297,984	203,548,005	487,938,864
Cost of revenues		(224,851,661)	(129,296,306)	(264,679,547)
Gross profit		65,446,323	74,251,699	223,259,317
Depreciation and amortization		(818,541)	(6,161,834)	(6,844,237)
Total capital expenditures		¥ (11,927)	¥ (774,615)	¥ (1,821,918)